FREIGHT RECEIVABLES (Detail Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	$ 86.0	$ 71.3	$ 62.5
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	1.7	1.3	2.6	$ 1.7
Financial assets individually assessed for credit losses | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Freight receivables included receivables	0.0	0.0	0.6
Receivables individually determined to be impaired	$ 0.0	$ 0.0	$ 0.5